N-6	Oct. 09, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	GUARDIAN SEPARATE ACCT N OF THE GUARDIAN INS & ANNUITY CO
Entity Central Index Key	0001096266
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Portfolio Companies [Table Text Block]
The following table provides additional information about the Acquiring Funds:

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
The Portfolio's investment goals are growth of capital and, secondarily, current income.	SA Index Allocation 60/40 Portfolio (Class 3) SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.48% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.73% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is maximum total return, consistent with preservation of capital and prudent investment management.	SA JPMorgan MFS Core Bond Portfolio (Class 3) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company	0.78%	6.98%	-0.17%	2.19%
			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.64%	16.92%	11.80%	12.59%
Investment results that correspond with the performance of the S&P 500 Value Index	SA Large Cap Value Index Portfolio (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	12.57%	12.28%	N/A
The Portfolio's investment goal is growth of capital.	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3) SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%	16.83%	13.57%	11.32%
The Portfolio's investment goal is long-term capital appreciation.	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.12%	20.99%	5.23%	6.11%
The Portfolio's investment goal is to seek long-term growth of capital.	SA Fidelity Institutional AM International Growth Portfolio (Class 3) SunAmerica Asset Management, LLC FIAM LLC	1.14%	18.00%	5.76%	N/A
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Putnam Investment Management, LLC ClearBridge Investments, LLC	0.87% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is capital appreciation.	SA MFS Large Cap Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Mid Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Brandywine Global Investment Management, LLC ClearBridge Investments, LLC	0.96% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is relatively high current income and secondarily capital appreciation.	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC PineBridge Investments LLC Wellington Management Company LLP	0.96%	6.62%	-0.73%	1.83%
The Portfolio's investment goal is current income consistent with liquidity and preservation of capital.	SA JPMorgan Ultra-Short Bond Portfolio (Class 1) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.55%	4.62%	2.46%	1.68%
The Portfolio's investment goal is long-term growth of capital.	SA Franklin Small Company Value Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%	6.14%	8.32%	9.41%
* Current expenses are estimates. The Acquiring Funds are new Funds that have no actual operating history and will commence operations on or about the Reorganization Date.

SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	18.02%
Average Annual Total Returns, 5 Years [Percent]	15.11%
SA Index Allocation 6040 Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Index Allocation 60/40 Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goals are growth of capital and, secondarily, current income.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	6.99%
SA Franklin Core Fixed Income Portfolio (Class 1) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Core Fixed Income Portfolio (Class 1)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is to maximize total return consistent with prudent risk.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.48%	[1]
SA Franklin Core Fixed Income Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Core Fixed Income Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is to maximize total return consistent with prudent risk.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.73%	[1]
SA JPMorgan MFS Core Bond Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.19%
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.92%
Average Annual Total Returns, 5 Years [Percent]	11.80%
Average Annual Total Returns, 10 Years [Percent]	12.59%
SA Large Cap Value Index Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Large Cap Value Index Portfolio (Class 3)
Portfolio Company Objective [Text Block]	Investment results that correspond with the performance of the S&P 500 Value Index
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	12.28%
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin BW U.S. Large Cap Value Portfolio
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is growth of capital.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	11.32%
SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.11%
SA Fidelity Institutional AM International Growth Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM International Growth Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is to seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	5.76%
SA Franklin Large Cap Disciplined Growth Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is to provide long-term capital growth.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%	[1]
SA MFS Large Cap Growth Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA MFS Large Cap Growth Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is capital appreciation.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	14.85%
Average Annual Total Returns, 10 Years [Percent]	15.87%
SA Franklin Mid Cap Core Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Mid Cap Core Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is to provide long-term capital growth.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC ClearBridge Investments, LLC
Current Expenses [Percent]	0.96%	[1]
SA MultiManaged Diversified Fixed Income Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is relatively high current income and secondarily capital appreciation.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	(0.73%)
Average Annual Total Returns, 10 Years [Percent]	1.83%
SA JPMorgan UltraShort Bond Portfolio (Class 1) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is current income consistent with liquidity and preservation of capital.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	1.68%
SA Franklin Small Company Value Portfolio (Class 3) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Small Company Value Portfolio (Class 3)
Portfolio Company Objective [Text Block]	The Portfolio's investment goal is long-term growth of capital.
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	9.41%

[1]	Current expenses are estimates. The Acquiring Funds are new Funds that have no actual operating history and will commence operations on or about the Reorganization Date.